INCOME TAX - Net deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liabilities)
Startup organizational expenses	$ 1,558,190	$ 562,030
Unrealized gain on marketable securities		(294,084)
Total deferred tax assets	1,558,190	267,946
Valuation allowance	$ (1,558,190)	(562,030)
Deferred tax assets (liabilities), net of valuation allowance		$ (294,084)